Intangible Assets - Schedule of Principal Acquired Brands with Indefinite Useful Life (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 12,572	£ 12,566	£ 12,370
Brands [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 8,330	8,229	£ 8,079
Brands [member] | Crown Royal whisky [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 1,109	1,126
Brands [member] | McDowell's No.1 whisky, rum and brandy [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 1,077	1,156
Brands [member] | Captain Morgan [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 910	924
Brands [member] | Johnnie Walker whisky [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 625	625
Brands [member] | Smirnoff vodka [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 624	634
Brands [member] | Windsor Premier whisky [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Korea
Principal acquired brands with indefinite useful life	£ 591	583
Brands [member] | Casamigos tequila [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 458
Brands [member] | Yeni Raki [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Turkey
Principal acquired brands with indefinite useful life	£ 280	372
Brands [member] | Shui Jing Fang Chinese white spirit [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Greater China
Principal acquired brands with indefinite useful life	£ 259	257
Brands [member] | Signature whisky [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 202	218
Brands [member] | Don Julio tequila [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 195	216
Brands [member] | Bells Whisky [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United Kingdom
Principal acquired brands with indefinite useful life	£ 179	179
Brands [member] | Black Dog whisky [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 171	184
Brands [member] | Seagram's 7 Crown whiskey [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 169	171
Brands [member] | Antiquity whisky [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 167	180
Brands [member] | Zacapa rum [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 145	147
Brands [member] | Seagrams Vo Whiskey [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 144	146
Brands [member] | Gordons gin [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	£ 119	119
Brands [member] | Bagpiper whisky [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 116	124
Brands [member] | Old Parr whisky [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 101	101
Brands [member] | Other brands [member]
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 689	£ 767